Quarterly Holdings Report
for
Fidelity® Diversified International K6 Fund
July 31, 2026
DIFK6-NPRT3-0926
1.9883984.109
Common Stocks - 95.6%
	Shares	Value ($)
AUSTRALIA - 1.4%
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
Aristocrat Leisure Ltd	512,918	23,053,135
Financials - 0.2%
Insurance - 0.2%
Steadfast Group Ltd	829,905	2,965,874
Suncorp Group Ltd	447,895	6,026,317
TOTAL FINANCIALS		8,992,191
Materials - 0.8%
Metals & Mining - 0.8%
Rio Tinto PLC	419,777	40,789,588
TOTAL AUSTRALIA		72,834,914
BELGIUM - 2.0%
Financials - 1.4%
Banks - 1.4%
KBC Group NV	497,478	71,507,561
Health Care - 0.6%
Pharmaceuticals - 0.6%
Financiere de Tubize SA	21,562	4,823,659
UCB SA	114,531	29,438,720
TOTAL HEALTH CARE		34,262,379
TOTAL BELGIUM		105,769,940
BRAZIL - 0.2%
Financials - 0.2%
Banks - 0.2%
NU Holdings Ltd/Cayman Islands Class A (a)	586,818	8,409,102
CANADA - 3.3%
Consumer Discretionary - 0.4%
Broadline Retail - 0.4%
Dollarama Inc	157,596	21,468,851
Energy - 1.9%
Oil, Gas & Consumable Fuels - 1.9%
Canadian Natural Resources Ltd	928,089	44,211,423
Imperial Oil Ltd	408,201	52,923,303
TOTAL ENERGY		97,134,726
Health Care - 0.1%
Pharmaceuticals - 0.1%
Apotex Health Corp	334,010	8,720,451
Materials - 0.9%
Metals & Mining - 0.9%
Franco-Nevada Corp	213,821	45,489,871
TOTAL CANADA		172,813,899
CHILE - 1.1%
Materials - 1.1%
Metals & Mining - 1.1%
Antofagasta PLC	1,121,576	55,249,128
CHINA - 0.4%
Consumer Discretionary - 0.0%
Broadline Retail - 0.0%
Prosus NV Class N	43,540	2,023,426
Industrials - 0.4%
Machinery - 0.4%
Airtac International Group	509,000	20,624,380
TOTAL CHINA		22,647,806
DENMARK - 1.7%
Consumer Discretionary - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Pandora A/S	53,200	6,664,363
Consumer Staples - 0.0%
Beverages - 0.0%
Carlsberg AS Series B	15,528	2,290,632
Industrials - 1.4%
Air Freight & Logistics - 1.3%
DSV A/S	293,144	63,354,579
Electrical Equipment - 0.1%
Vestas Wind Systems A/S	251,818	6,778,302
TOTAL INDUSTRIALS		70,132,881
Materials - 0.2%
Chemicals - 0.2%
Novonesis Novozymes B Series B	144,973	9,438,230
TOTAL DENMARK		88,526,106
FINLAND - 0.4%
Information Technology - 0.4%
Communications Equipment - 0.4%
Nokia Oyj	2,121,081	19,605,008
FRANCE - 5.1%
Communication Services - 0.5%
Diversified Telecommunication Services - 0.5%
Orange SA	1,347,860	25,754,498
Consumer Discretionary - 0.3%
Textiles, Apparel & Luxury Goods - 0.3%
LVMH Moet Hennessy Louis Vuitton SE	28,946	15,895,270
Consumer Staples - 0.5%
Food Products - 0.2%
Danone SA	139,914	10,883,368
Personal Care Products - 0.3%
L'Oreal SA	29,744	13,247,840
TOTAL CONSUMER STAPLES		24,131,208
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Gaztransport Et Technigaz SA	32,442	7,321,233
Industrials - 2.2%
Aerospace & Defense - 1.6%
Airbus SE	70,417	16,531,004
Safran SA	162,770	63,965,575
		80,496,579
Commercial Services & Supplies - 0.2%
SPIE SA	215,529	11,561,954
Electrical Equipment - 0.1%
Legrand SA	31,501	4,789,074
Trading Companies & Distributors - 0.3%
Rexel SA	423,512	17,503,283
TOTAL INDUSTRIALS		114,350,890
Materials - 1.2%
Chemicals - 1.2%
Air Liquide SA	307,177	60,516,491
Utilities - 0.3%
Multi-Utilities - 0.3%
Veolia Environnement SA	388,212	15,448,263
TOTAL FRANCE		263,417,853
GERMANY - 7.3%
Consumer Discretionary - 0.2%
Textiles, Apparel & Luxury Goods - 0.2%
Adidas AG	51,200	9,473,185
Financials - 2.4%
Capital Markets - 0.7%
Deutsche Boerse AG	127,264	38,334,110
Insurance - 1.7%
Allianz SE	175,241	87,287,968
TOTAL FINANCIALS		125,622,078
Health Care - 0.5%
Health Care Providers & Services - 0.5%
Fresenius SE & Co KGaA	520,701	26,762,603
Industrials - 3.0%
Aerospace & Defense - 0.2%
Rheinmetall AG	6,977	9,223,239
Air Freight & Logistics - 0.2%
Deutsche Post AG	164,574	10,993,839
Electrical Equipment - 1.6%
Siemens Energy AG	498,426	85,152,625
Industrial Conglomerates - 1.0%
Siemens AG	150,293	49,242,987
TOTAL INDUSTRIALS		154,612,690
Information Technology - 0.6%
Software - 0.6%
SAP SE	163,307	29,933,385
Materials - 0.5%
Construction Materials - 0.5%
Heidelberg Materials AG	126,306	23,513,761
Utilities - 0.1%
Independent Power and Renewable Electricity Producers - 0.1%
RWE AG	126,503	8,341,243
TOTAL GERMANY		378,258,945
HONG KONG - 1.2%
Financials - 1.2%
Insurance - 1.2%
AIA Group Ltd	5,378,039	54,215,464
Prudential PLC	591,868	8,894,918

TOTAL HONG KONG		63,110,382
IRELAND - 1.0%
Industrials - 1.0%
Building Products - 1.0%
Kingspan Group PLC	546,219	50,547,263
ISRAEL - 0.2%
Health Care - 0.2%
Pharmaceuticals - 0.2%
Teva Pharmaceutical Industries Ltd ADR (a)	289,737	10,143,692
ITALY - 6.0%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Lottomatica Group Spa	411,722	11,147,769
Consumer Staples - 1.2%
Beverages - 1.2%
Coca-Cola HBC AG	944,709	63,788,901
Financials - 3.7%
Banks - 3.2%
FinecoBank Banca Fineco SpA	1,157,129	31,610,593
Intesa Sanpaolo SpA	9,326,036	70,498,422
UniCredit SpA	684,438	64,550,624
		166,659,639
Insurance - 0.5%
Generali	465,429	23,587,497
TOTAL FINANCIALS		190,247,136
Industrials - 0.9%
Electrical Equipment - 0.3%
Prysmian SpA	109,985	15,177,197
Machinery - 0.1%
Interpump Group SpA	171,414	6,866,919
Passenger Airlines - 0.5%
Ryanair Holdings PLC ADR	391,697	22,918,191
TOTAL INDUSTRIALS		44,962,307
TOTAL ITALY		310,146,113
JAPAN - 21.1%
Consumer Discretionary - 2.1%
Automobiles - 0.4%
Toyota Motor Corp	1,124,666	21,283,946
Household Durables - 1.1%
Panasonic Holdings Corp	2,199,787	58,167,796
Specialty Retail - 0.6%
Fast Retailing Co Ltd	52,268	25,594,034
Sanrio Co Ltd (b)	366,100	2,937,630
		28,531,664
TOTAL CONSUMER DISCRETIONARY		107,983,406
Consumer Staples - 0.1%
Personal Care Products - 0.1%
Shiseido Co Ltd	161,100	3,182,312
Financials - 4.8%
Banks - 3.3%
Mizuho Financial Group Inc	1,255,136	65,071,523
Sumitomo Mitsui Financial Group Inc	2,443,688	105,002,676
		170,074,199
Financial Services - 0.9%
ORIX Corp	1,158,324	46,749,210
Insurance - 0.6%
Tokio Marine Holdings Inc	605,518	30,861,073
TOTAL FINANCIALS		247,684,482
Health Care - 1.6%
Health Care Equipment & Supplies - 1.2%
Hoya Corp	392,835	60,071,160
Nakanishi Inc	56,800	1,079,413
		61,150,573
Pharmaceuticals - 0.4%
Chugai Pharmaceutical Co Ltd	120,049	5,209,088
Takeda Pharmaceutical Co Ltd	529,763	18,189,753
		23,398,841
TOTAL HEALTH CARE		84,549,414
Industrials - 7.1%
Building Products - 0.3%
Daikin Industries Ltd	93,899	13,601,728
Electrical Equipment - 0.2%
Fujikura Ltd	242,323	6,149,275
Furukawa Electric Co Ltd	297,710	5,680,881
		11,830,156
Industrial Conglomerates - 1.3%
Hitachi Ltd	2,103,583	68,935,583
Machinery - 2.4%
Ebara Corp	1,158,383	39,324,325
Japan Steel Works Ltd/The	154,433	7,155,310
Kawasaki Heavy Industries Ltd	1,552,847	26,529,863
Mitsubishi Heavy Industries Ltd	2,167,793	50,644,714
		123,654,212
Professional Services - 0.4%
Recruit Holdings Co Ltd	271,704	21,486,576
Trading Companies & Distributors - 2.5%
ITOCHU Corp	4,561,191	57,241,176
Marubeni Corp	746,665	24,132,725
Sumitomo Corp	2,191,164	22,744,205
Toyota Tsusho Corp	532,145	22,086,862
		126,204,968
TOTAL INDUSTRIALS		365,713,223
Information Technology - 4.5%
Electronic Equipment, Instruments & Components - 0.0%
Optex Group Co Ltd	81,005	1,733,043
Semiconductors & Semiconductor Equipment - 4.5%
Advantest Corp	417,378	82,466,357
Disco Corp	13,299	4,753,520
Kioxia Holdings Corp (a)	69,417	19,349,047
Lasertec Corp	58,949	13,542,490
Renesas Electronics Corp	3,498,011	70,113,289
Rohm Co Ltd (b)	974,535	25,841,307
Tokyo Electron Ltd	40,001	13,373,826
		229,439,836
TOTAL INFORMATION TECHNOLOGY		231,172,879
Materials - 0.9%
Chemicals - 0.9%
Nissan Chemical Corp (b)	531,544	24,707,557
Shin-Etsu Chemical Co Ltd	555,140	19,790,818
TOTAL MATERIALS		44,498,375
TOTAL JAPAN		1,084,784,091
KOREA (SOUTH) - 1.5%
Information Technology - 1.5%
Semiconductors & Semiconductor Equipment - 0.8%
SK Hynix Inc	36,800	41,292,090
Technology Hardware, Storage & Peripherals - 0.7%
Samsung Electronics Co Ltd	219,230	37,701,480
TOTAL KOREA (SOUTH)		78,993,570
MEXICO - 0.2%
Materials - 0.2%
Construction Materials - 0.2%
Cemex SAB de CV ADR	690,386	8,160,362
NETHERLANDS - 4.6%
Health Care - 0.3%
Biotechnology - 0.3%
Argenx SE (a)	20,965	17,956,466
Industrials - 0.2%
Professional Services - 0.2%
Wolters Kluwer NV	108,167	8,492,047
Information Technology - 4.1%
Semiconductors & Semiconductor Equipment - 4.1%
ASM International NV	17,939	16,573,910
ASML Holding NV depository receipt	115,641	188,379,189
BE Semiconductor Industries NV	32,256	7,374,108
TOTAL INFORMATION TECHNOLOGY		212,327,207
TOTAL NETHERLANDS		238,775,720
SINGAPORE - 1.4%
Financials - 1.4%
Banks - 1.4%
DBS Group Holdings Ltd	1,288,850	74,362,449
SPAIN - 5.6%
Consumer Discretionary - 0.3%
Specialty Retail - 0.3%
Industria de Diseno Textil SA	297,541	19,418,608
Financials - 4.8%
Banks - 4.8%
Banco Santander SA	10,159,026	144,484,455
CaixaBank SA	6,981,738	101,419,150
TOTAL FINANCIALS		245,903,605
Utilities - 0.5%
Electric Utilities - 0.5%
Iberdrola SA	1,079,161	25,697,573
TOTAL SPAIN		291,019,786
SWEDEN - 3.5%
Financials - 1.3%
Financial Services - 1.3%
Investor AB B Shares	1,563,364	67,478,377
Health Care - 0.2%
Biotechnology - 0.2%
Swedish Orphan Biovitrum AB B Shares (a)	221,652	10,954,342
Industrials - 2.0%
Building Products - 0.5%
Assa Abloy AB B Shares	671,908	24,931,674
Commercial Services & Supplies - 0.1%
Securitas AB B Shares	302,162	4,855,053
Machinery - 1.4%
Atlas Copco AB A Shares	1,288,125	27,217,859
Epiroc AB A Shares	598,891	15,353,550
Indutrade AB	553,920	13,891,337
Volvo AB B Shares	473,683	18,119,201
		74,581,947
TOTAL INDUSTRIALS		104,368,674
Information Technology - 0.0%
Software - 0.0%
Kry International Ab (a)(c)(d)	30,819	274,005
TOTAL SWEDEN		183,075,398
SWITZERLAND - 1.8%
Consumer Discretionary - 0.9%
Textiles, Apparel & Luxury Goods - 0.9%
Cie Financiere Richemont SA Series A	192,365	45,463,918
Financials - 0.9%
Insurance - 0.9%
Zurich Insurance Group AG	58,938	44,894,736
Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
TE Connectivity PLC	24,727	5,086,097
TOTAL SWITZERLAND		95,444,751
TAIWAN - 2.5%
Industrials - 0.3%
Electrical Equipment - 0.3%
Bizlink Holding Inc	203,000	12,930,849
Information Technology - 2.2%
Semiconductors & Semiconductor Equipment - 2.2%
Taiwan Semiconductor Manufacturing Co Ltd ADR	283,181	114,475,920
TOTAL TAIWAN		127,406,769
UNITED KINGDOM - 14.9%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Zegona Communications plc	126,915	2,500,746
Consumer Discretionary - 1.1%
Broadline Retail - 0.1%
Next PLC	26,300	5,261,932
Hotels, Restaurants & Leisure - 0.8%
Compass Group PLC	1,272,048	40,336,642
Leisure Products - 0.2%
Games Workshop Group PLC	44,547	11,479,308
TOTAL CONSUMER DISCRETIONARY		57,077,882
Consumer Staples - 1.7%
Beverages - 0.2%
Coca-Cola Europacific Partners PLC	110,084	12,049,795
Tobacco - 1.5%
British American Tobacco PLC	1,232,844	74,785,481
TOTAL CONSUMER STAPLES		86,835,276
Financials - 5.8%
Banks - 5.3%
HSBC Holdings PLC	1,927,692	41,050,800
Lloyds Banking Group PLC	64,886,373	100,289,480
NatWest Group PLC	9,513,523	89,737,554
Standard Chartered PLC	1,074,233	31,762,500
Starling Bank Ltd (a)(c)(d)	2,406,800	7,849,911
		270,690,245
Capital Markets - 0.5%
3i Group PLC	671,146	25,837,637
TOTAL FINANCIALS		296,527,882
Health Care - 1.9%
Health Care Equipment & Supplies - 0.2%
Convatec Group PLC (e)(f)	3,974,673	11,999,379
Pharmaceuticals - 1.7%
Astrazeneca PLC	395,853	67,393,094
GSK PLC	799,756	20,795,945
		88,189,039
TOTAL HEALTH CARE		100,188,418
Industrials - 3.4%
Aerospace & Defense - 3.4%
BAE Systems PLC	1,724,107	48,808,319
Rolls-Royce Holdings PLC	6,064,397	120,982,648
TOTAL INDUSTRIALS		169,790,967
Utilities - 1.0%
Electric Utilities - 0.7%
SSE PLC	1,114,764	35,219,225
Multi-Utilities - 0.3%
National Grid PLC	1,114,192	17,833,594
TOTAL UTILITIES		53,052,819
TOTAL UNITED KINGDOM		765,973,990
UNITED STATES - 7.2%
Consumer Discretionary - 0.9%
Hotels, Restaurants & Leisure - 0.9%
InterContinental Hotels Group PLC	284,052	45,647,156
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Shell PLC	1,892,945	86,643,322
Health Care - 1.4%
Pharmaceuticals - 1.4%
Roche Holding AG	138,770	60,695,246
Viatris Inc	613,919	10,780,418
TOTAL HEALTH CARE		71,475,664
Industrials - 2.0%
Electrical Equipment - 2.0%
Schneider Electric SE	308,029	103,493,312
Materials - 1.2%
Chemicals - 0.1%
Linde PLC	16,495	7,890,878
Construction Materials - 1.1%
CRH PLC	501,995	47,694,545
Holcim AG	83,986	7,627,960
		55,322,505
TOTAL MATERIALS		63,213,383
TOTAL UNITED STATES		370,472,837
TOTAL COMMON STOCKS (Cost $3,161,926,076)		4,939,949,874

Convertible Preferred Stocks - 0.5%
	Shares	Value ($)
CANADA - 0.0%
Information Technology - 0.0%
Software - 0.0%
Valsoft Corp Series A-1.2 (a)(c)(d)	231	1,947,954
Valsoft Corp Series A-1.3 (a)(c)(d)	82	691,481
Valsoft Corp Series A-1.4 (a)(c)(d)	105	885,434

TOTAL CANADA		3,524,869
ESTONIA - 0.1%
Information Technology - 0.1%
Software - 0.1%
Bolt Technology OU Series E (a)(c)(d)	21,668	4,378,376
UNITED STATES - 0.4%
Information Technology - 0.4%
Technology Hardware, Storage & Peripherals - 0.4%
Wasabi Holdings Inc Series C (a)(c)(d)	743,562	10,960,104
Wasabi Holdings Inc Series D (a)(c)(d)	304,085	6,507,419
Wasabi Holdings Inc Series D1 (c)(d)	47,437	913,162

TOTAL UNITED STATES		18,380,685
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $23,826,674)		26,283,930

Non-Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
GERMANY - 0.3%
Health Care - 0.3%
Life Sciences Tools & Services - 0.3%
Sartorius AG (Cost $19,077,384)	64,140	16,123,943

Money Market Funds - 3.8%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (g)	3.69	167,021,590	167,054,994
Fidelity Securities Lending Cash Central Fund (g)(h)	3.72	30,948,351	30,951,446
TOTAL MONEY MARKET FUNDS (Cost $198,003,319)			198,006,440

TOTAL INVESTMENT IN SECURITIES - 100.2% (Cost $3,402,833,453)	5,180,364,187
NET OTHER ASSETS (LIABILITIES) - (0.2)%	(9,576,646)
NET ASSETS - 100.0%	5,170,787,541

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $34,407,846 or 0.7% of net assets.

(d)	Level 3 security.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $11,999,379 or 0.2% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $11,999,379 or 0.2% of net assets.

(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/3/2022	5,629,271

Kry International Ab	5/14/2021 - 10/30/2024	2,038,126

Starling Bank Ltd	6/18/2021 - 4/5/2022	4,642,637

Valsoft Corp Series A-1.2	3/14/2025	2,705,867

Valsoft Corp Series A-1.3	3/17/2025	814,003

Valsoft Corp Series A-1.4	3/17/2025	1,381,954

Wasabi Holdings Inc Series C	3/31/2021	8,078,504

Wasabi Holdings Inc Series D	9/9/2022	4,319,984

Wasabi Holdings Inc Series D1	11/14/2025	897,091

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	81,438,649	881,461,613	795,831,353	3,975,351	(16,414)	2,499	167,054,994	167,021,590
Fidelity Securities Lending Cash Central Fund	10,071,813	525,994,774	505,114,052	62,427	(1,089)	-	30,951,446	30,948,351
	91,510,462	1,407,456,387	1,300,945,405	4,037,778	(17,503)	2,499	198,006,440

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.